United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Six months ended 09/30/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2011

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Trade Finance Agreements	93.8%
Asset-Backed Security	2.1%
Cash Equivalents[2]	1.6%
Derivative Contracts[3]	0.3%
Other Assets and Liabilities — Net[4]	2.2%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 2.1%
$4,000,000		Sealane 2011-1X, Class A, 14.281%, 2/12/2016 (IDENTIFIED COST $4,000,000)	3,972,000
		Trade Finance Agreements – 93.8%
3,000,000		A & Y Marka, Floating Rate Note, 4.239%, 4/29/2014	4,119,731
4,390,833	[1]	Alliance One 11, 2.739%, 3/31/2012	4,520,363
2,761,832	[2]	Arrocera Covadonga SA de CV, 3.50%, 12/17/2010	2,059,498
1,428,572	[1]	Azul Airlines, 6.474%, 3/30/2013	1,441,429
1,428,571	[1]	Azul Airlines, 6.474%, 3/30/2013	1,441,429
3,119,116		BP Angola, 2.874%, 6/30/2015	3,209,570
2,570,098		BP Caspian, Bank Note, 2.874%, 8/20/2015	2,608,649
2,000,000		Bahia Cellulose, 4.244%, 11/10/2015	2,056,000
4,166,667		Bajaj Hindusthan Ltd., Floating Rate Note, 1.739%, 3/14/2015	4,060,417
1,701,359		Banacol, 3.739%, 6/14/2013	1,723,477
999,446	[3]	Brightstar III, 0.00%, (1.04% effective rate), 10/25/2011	999,446
2,000,000		Bumi Resources Tbk, 11.239%, 8/26/2013	2,065,000
5,000,000		Canbaikal Resources, 5.739%, 5/27/2016	5,092,500
2,272,727		Caraiba Metais , 2.124%, 2/29/2012	2,256,818
4,000,000		Digicel Ltd., 3.79%, 3/31/2015	4,002,000
6,000,000		Discovery Copper, 3.75%, 3/31/2015	5,940,000
705,222		EGPC Petroleum V Tranche A, 3.624%, 3/31/2015	694,644
68,948		EGPC Petroleum V Tranche B, 3.374%, 12/31/2012	69,844
2,000,000		Energi Mega Persada Tbk, 12.239%, 9/12/2013	2,048,000
3,000,000		Erdenet, 7.739%, 9/8/2013	3,055,500
6,000,000		Essar Steel Ltd., 3.489%, 8/15/2012	5,973,000
4,000,000		Estrella De Oro Mobile Home, 8.374%, 11/30/2015	3,924,000
5,000,000	[1]	Evraz Group SA, 3.039%, 11/19/2015	5,025,000
5,000,000		GVO, 5.239%, 11/2/2015	5,222,500
2,000,000		Garanti Bankasi, Floating Rate Note, 2.025%, 5/10/2012	2,703,615
3,751,111		Giti Tire Co., 3.489%, 12/1/2012	3,737,982
4,500,000		Golden Star Resources Ltd., 3.749%, 9/30/2012	4,592,250
3,000,000		International Bank of Azerbaijan, 5.308%, 7/23/2013	3,012,000
2,000,000		Islamic Bank of Britain PLC, 3.207%, 10/10/2011	2,000,000
5,000,000		JSW Duferco, 3.489%, 9/1/2013	4,900,000
2,666,667	[1]	Kazkommerzbank, Bond, 1.358%, 6/29/2012	2,708,000
5,250,000		Louis Dreyfus Bz, 3.624%, 9/1/2014	5,355,000
4,000,000		Marfrig Alimentos SA, 5.739%, 11/9/2015	4,128,000
121,762	[1]	Mechel Chelyabin, 5.239%, 12/12/2012	121,823
1,095,238	[1]	Mechel Kuzbass, 5.239%, 12/12/2012	1,095,786
243,386	[1]	Mechel S Urals, 5.239%, 12/12/2012	243,508
1,095,238		Mechel Yakutugol, 5.239%, 12/12/2012	1,095,786
6,000,000		Metalloinvest, Floating Rate Note, 3.239%, 4/4/2016	6,156,000
5,000,000		PBC Ghana, 5.239%, 10/5/2011	4,999,000
8,500,000		PT Berau Coal, 5.124%, 7/23/2014	8,653,000
5,707,162		PTMP Coal, Inc., 7.239%, 11/30/2015	5,909,766
2,746,582		Petroleum Export Ltd. III, 3.874%, 3/15/2013	2,796,020
1,517,347		Rusal, 4.874%, 7/7/2013	1,549,211
5,000,000		SUEK OJSC, 3.489%, 9/8/2015	5,050,000
238,000		SUEK OJSC, 1.555%, 5/17/2012	237,881
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		SV Oil & Natural Gas Ltd., 4.239%, 9/14/2013	509,500
2,666,667		Severstal, 2.724%, 9/23/2013	2,748,000
5,000,000		Shunkhlai LLC, 7.186%, 9/21/2012	4,999,000
1,842,105		Sonangol 2014, 1.185%, 7/31/2014	1,820,921
2,475,146		Sonangol Finance Ltd., 3.239%, 11/30/2012	2,475,146
142,952		Suek Tranche B, Collateral Trust, 1.539%, 5/17/2012	142,881
3,800,000		TAAG II, Floating Rate Note, 5.750%, 6/27/2016	3,910,200
1,680,000		Tatneft, 3.339%, 6/23/2013	1,677,480
717,444	[3]	Transammonia 4, Sr. Disc. Note, 0.00%, (7.254% effective rate), 1/6/2012	696,279
912,641	[3]	Transammonia, Inc., Sr. Disc. Note, 0.00%, (6.000% effective rate), 11/11/2011	912,459
5,318,182		Tuscany International Drilling, Inc., 6.874%, 8/15/2016	5,185,227
409,091		Tuscany Revolver, 6.874%, 8/15/2016	408,886
3,000,000		United Bank Africa, 5.058%, 11/29/2013	3,063,000
2,000,000		Ukrland Farming, 0.324%, 6/29/2014	1,992,000
3,000,000		Vedanta Resources PLC, Floating Rate Note, 3.239%, 1/16/2013	3,055,500
3,000,000		Vicentin, 7.00%, 11/18/2015	3,082,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $179,212,294)	181,332,422
		MUTUAL FUND – 1.6%
3,104,997	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17% (AT NET ASSET VALUE)	3,104,997
		TOTAL INVESTMENTS — 97.5% (IDENTIFIED COST $186,317,291)[6]	188,409,419
		OTHER ASSETS AND LIABILITIES - NET — 2.5%[7]	4,841,174
		TOTAL NET ASSETS — 100%	$193,250,593

At September 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/7/2011	1,963,055 Euros	$2,826,799	$(197,660)
12/7/2011	2,985,000 Euros	$4,298,400	$(300,560)
Contracts Sold:
12/7/2011	2,985,000 Euros	$4,334,578	$336,738
12/7/2011	1,963,055 Euros	$2,805,795	$176,656
12/7/2011	4,948,055 Euros	$7,125,199	$498,220
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$513,394

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $16,597,338, which represented 8.6% of total net assets.
2	Principal amount and interest were not paid upon final maturity.
3	Zero coupon bond, reflects effective rate at time of purchase.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$3,972,000	$ —	$3,972,000
Trade Finance Agreements	—	181,332,422	—	181,332,422
Mutual Fund	3,104,997	—	—	3,104,997
TOTAL SECURITIES	$3,104,997	$185,304,422	$ —	$188,409,419
OTHER FINANCIAL INSTRUMENTS*	$ —	$513,394	$ —	$513,394
*	Other financial instruments include foreign exchange contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011	Period Ended 3/31/2010[1]
Net Asset Value, Beginning of Period	$9.95	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.25	0.45	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.49	0.08
Less Distributions:
Distributions from net investment income	(0.25)	(0.45)	(0.15)
Distributions from net realized gain on investments	—	(0.02)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.25)	(0.47)	(0.15)
Net Asset Value, End of Period	$10.11	$9.95	$9.93
Total Return[3]	4.11%	5.05%	0.76%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	0.00%	0.00%[4]
Net investment income	4.96%[4]	4.58%	2.13%[4]
Expense waiver/reimbursement[6]	0.33%[4]	0.45%	0.83%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$193,251	$143,710	$97,645
Portfolio turnover	17%	72%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	See Note 5.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $3,104,997 of investments in an affiliated holding (Note 5) (identified cost $186,317,291)		$188,409,419
Cash		24,491
Cash denominated in foreign currencies (identified cost $106,854)		101,470
Income receivable		1,013,864
Receivable for investments sold		3,689,221
Unrealized appreciation on foreign exchange contracts		1,011,614
Prepaid expenses		54,531
TOTAL ASSETS		194,304,610
Liabilities:
Payable for investments purchased	$507,210
Unrealized depreciation on foreign exchange contracts	498,220
Income distribution payable	48,587
TOTAL LIABILITIES		1,054,017
Net assets for 19,122,624 shares outstanding		$193,250,593
Net Assets Consist of:
Paid-in capital		$190,143,106
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,600,138
Accumulated net realized gain on investments and foreign currency transactions		464,918
Undistributed net investment income		42,431
TOTAL NET ASSETS		$193,250,593
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$193,250,593 ÷ 19,122,624 shares outstanding, no par value, unlimited shares authorized		$10.11

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Interest			$4,466,140
Dividends received from an affiliated holding (Note 5)			10,653
TOTAL INCOME			4,476,793
Expenses:
Investment adviser fee (Note 5)		$90,196
Administrative fee (Note 5)		75,000
Custodian fees		5,991
Transfer and dividend disbursing agent fees and expenses		6,964
Directors'/Trustees' fees		4,934
Auditing fees		21,330
Legal fees		28,803
Portfolio accounting fees		52,356
Printing and postage		4,663
Insurance premiums		2,185
Miscellaneous		2,830
TOTAL EXPENSES		295,252
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(90,196)
Waiver of administrative fee	(75,000)
Reimbursement of other operating expenses	(130,056)
TOTAL WAIVERS AND REIMBURSEMENTS		(295,252)
Net expenses			—
Net investment income			4,476,793
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			207,228
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			2,619,685
Net realized and unrealized gain on investments and foreign currency transactions			2,826,913
Change in net assets resulting from operations			$7,303,706

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,476,793	$5,417,176
Net realized gain on investments and foreign currency transactions	207,228	442,571
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,619,685	328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,303,706	5,860,075
Distributions to Shareholders:
Distributions from net investment income	(4,425,447)	(5,472,302)
Distributions from net realized gain on investments	—	(199,922)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,425,447)	(5,672,224)
Share Transactions:
Proceeds from sale of shares	84,943,201	44,702,535
Net asset value of shares issued to shareholders in payment of distributions declared	4,147,517	5,647,409
Cost of shares redeemed	(42,428,542)	(4,472,392)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,662,176	45,877,552
Change in net assets	49,540,435	46,065,403
Net Assets:
Beginning of period	143,710,158	97,644,755
End of period (including undistributed (distributions in excess of) net investment income of $42,431 and $(8,915), respectively)	$193,250,593	$143,710,158

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, which operates as an extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and “qualified purchases” as defined in Section 2(a)(51) of the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2010 and 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $175,398 and $89,080, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,011,614	Unrealized depreciation on foreign exchange contracts	$498,220

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$44,844
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$513,394

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

Shareholders of the Fund will have a restricted ability to redeem shares of the Fund. When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to 31 days to make payment to the redeeming shareholder.

The following table summarizes share activity:

	Six Months Ended 9/30/2011	Year Ended 3/31/2011
Shares sold	8,485,713	4,490,342
Shares issued to shareholders in payment of distributions declared	412,967	567,278
Shares redeemed	(4,219,428)	(449,479)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,679,252	4,608,141

4. FEDERAL TAX INFORMATION

At September 30, 2011, the cost of investments for federal tax purposes was $186,317,291. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,092,128. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,380,018 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,287,890.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2011, the Adviser voluntarily waived $81,813 of its fee and voluntarily reimbursed $130,056 of other operating expenses.

Certain of the Fund's assets are managed by GML Capital LLP (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2011, the Sub-Adviser earned a fee of $250,000.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2011, FAS waived its entire fee of $75,000.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2011, the Adviser reimbursed $8,383. Transactions involving the affiliated holding during the six months ended September 30, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2011	12,560,938
Purchases/Additions	133,325,787
Sales/Reductions	142,781,728
Balance of Shares Held 9/30/2011	3,104,997
Value	$3,104,997
Dividend Income	$10,653

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2011, were as follows:

Purchases	$100,911,523
Sales	$25,285,028

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,040.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.00	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). Federated Investment Management Company, the “Adviser,” has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term .
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated project and trade finance Core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Project and Trade Finance Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31415N103

41216 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011